SCHEDULE OF AGGREGATE FUTURE MINIMUM RENTAL PAYMENTS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Leases
12 months ended December 31, 2024	$ 374,451	$ 446,002
12 months ended December 31, 2025	111,616	185,540
Total undiscounted lease payments	486,067	631,542
Less: Imputed interest	(13,380)	(19,475)
Present value of lease liabilities	472,687	612,067
Operating lease liabilities - Current	362,343	429,687
Operating lease liabilities - Non-current	$ 110,344	$ 182,380